FAIR VALUE MEASUREMENTS (Details) € in Millions	12 Months Ended				36 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Derivative [Line Items]
Fair Value Adjustment of Warrants			¥ 0		¥ 0
Impairment of Long-Lived Assets to be Disposed of	¥ 273,712,982	$ 42,951,540	114,167,665	¥ 68,262,038
Change in fair value of derivative forward contracts
Derivative [Line Items]
Derivative, Notional Amount						$ 630,000,000	€ 20	$ 800,000,000	€ 100
Loss/ gain on derivative	288,900,000		191,200,000
Foreign exchange option
Derivative [Line Items]
Derivative, Notional Amount	¥ 90,000,000			0	0			$ 170,000,000
Remaining maturity of foreign currency derivative	12 months	12 months
Loss/ gain on derivative	¥ 18,800,000		3,600,000	300,000
Convertible senior notes
Derivative [Line Items]
Loss/ gain on derivative	¥ 191,600,000		725,800,000
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Notional Amount			¥ 78,878,089	¥ 69,974,512	¥ 69,974,512